Basis of Presentation and Summary of Significant Accounting Policies - 10Q - Narrative (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Accounting Policies [Abstract]
Number of operating segments | segment			1		1
Deferred offering costs	$ 1,800,000		$ 1,800,000		$ 100,000	$ 34,000
Acquired in-process research and development charge	$ 0	$ 0	$ 3,087,832	$ 0